Assets and liabilities held for sale (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended
	Dec. 18, 2024	Dec. 31, 2024	Dec. 31, 2023
Assets And Liabilities Classified As Held For Sale [Line Items]
Liabilities held for sale		$ 962	$ 0
Largo Clean Energy Corp. [Member]
Assets And Liabilities Classified As Held For Sale [Line Items]
Payments to subsidiaries	$ 1,000
Percentage of equity interests held	50.00%
Storion Energy [Member]
Assets And Liabilities Classified As Held For Sale [Line Items]
Payments to subsidiaries	$ 6,000
Stryten Energy LLC [Member]
Assets And Liabilities Classified As Held For Sale [Line Items]
Percentage of equity interests held	50.00%